Other Operating Expense	12 Months Ended
Jun. 30, 2024
Other Operating Expense [Abstract]
Other operating expense

Note 23. Other operating expense

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
Taxes, duties and penalties	(41,883)	(62,263)	—
Miscellaneous expenses	(30,834)	(31,944)	(38,985)
Total other operating expense	$(72,717)	$(94,207)	$(38,985)